Earnings per share - Summary of Basic and Diluted Earnings Per Share (Details) - £ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Basic earnings per share from continuing operations (in pence per share)	£ 0.632	£ 1.216	£ 1.108
Basic earnings per share from discontinued operations (in pence per share)	0	0	2.606
Total basic earnings per share (pence) (in pence per share)	0.632	1.216	3.714
Diluted earnings per share from continuing operations (in pence per share)	0.622	1.199	1.092
Diluted earnings per share from discontinued operations (in pence per share)	0	0	2.570
Total diluted earnings per share (pence) (in pence per share)	£ 0.622	£ 1.199	£ 3.662